Appendix I: Scope of Consolidation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Consolidations [Abstract]
Schedule of Main Companies of the Telefonica Group
The table below lists the main companies comprising the Telefónica Group at December 31, 2023 and the main investments consolidated using the equity method.
Included for each company are the company name, corporate purpose, country, functional currency, share capital (in millions of functional currency units), the Telefónica Group’s effective shareholding and the company or companies through which the Group holds a stake.
Parent Company
Telefónica,S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica Spain
Telefónica de España, S.A.U. Telecommunications service provider	Spain	EUR	1,024	100%	Telefónica, S.A.
Telefónica Móviles España, S.A.U. Wireless communications services provider	Spain	EUR	209	100%	Telefónica, S.A.
Teleinformática y Comunicaciones, S.A.U. (Telyco) Promotion, marketing and distribution of telephone and telematic equipment and services	Spain	EUR	8	100%	Telefónica España Filiales, S.A.U.
Telefónica Soluciones de Informática y Com. de España S.A.U. Telecommunications systems, networks and infrastructure engineering	Spain	EUR	2	100%	Telefónica de España, S.A.U.
Telefónica Soluciones de Outsourcing, S.A.U. Promotion and networks management	Spain	EUR	1	100%	Telefónica España Filiales, S.A.U.
Telefónica Servicios Integrales de Distribución S.A.U. Logistic service provider	Spain	EUR	2	100%	Telefónica de España, S.A.U.
Telefónica España Filiales, S.A.U. Organization and operation of multimedia service-related business	Spain	EUR	226	100%	Telefónica, S.A.
Telefónica Servicios Audiovisuales, S.A.U. Provision of all type of audiovisual telecommunications services	Spain	EUR	6	100%	Telefónica España Filiales, S.A.U.
Telefónica Broadcast Services, S.L.U. DSNG-based transmission and operation services	Spain	EUR	—	100%	Telefónica España Filiales, S.A.U.
TBSC Barcelona Producciones, S.L.U. Provision of audiovisual telecommunications services	Spain	EUR	—	100%	Telefónica Broadcast Services, S.L.U.
Telefónica Audiovisual Digital, S.L.U. Provision of all type of audiovisual telecommunications services	Spain	EUR	46	100%	Telefónica España Filiales, S.A.U.
Telefónica Global Technology, S.A.U. Global management and operation of IT systems	Spain	EUR	16	100%	Telefónica España Filiales, S.A.U.
Telefónica Educación Digital, S.L.U. Vertical e-learning portal	Spain	EUR	1	100%	Telefónica España Filiales, S.A.U.
Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.	Spain	EUR	68	55%	Telefónica España Filiales, S.A.U. (30%) Telefónica Infra, S.L. (25%)
Solar360 Soluciones de Instalacion y Mantenimiento S.L. Marketing and management in the installation, sale and maintenance of photovoltaic equipment	Spain	EUR	—	51%	Telefónica de España, S.A.U.
Telefónica Ingeniería de Seguridad, S.A.U. Security services and systems	Spain	EUR	8	100%	Telefónica España Filiales, S.A.U.
Telefónica Germany
Telefónica Deutschland Holding A.G Holding company	Germany	EUR	2,975	82.43%	Telefónica Germany Holdings Limited (69.22%) Telefónica, S.A. (13.20%)

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica Germany (cont.)
Telefónica Germany GmbH & Co. OHG Wireless communications services operator	Germany	EUR	51	82.43%	Telefónica Deutschland Holding A.G (82.42%) T. Germany Management, GmbH (0.01%)
E-Plus Service GmbH Wireless communications services operator	Germany	EUR	—	82.43%	Telefónica Germany GmbH & Co. OHG
Telefónica Germany Business Sales GmbH Technological and consulting services in Big Data provider	Germany	EUR	—	82.43%	Telefónica Germany GmbH & Co. OHG
O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies	Germany	EUR	—	82.43%	Telefónica Germany GmbH & Co. OHG
Telefónica Brazil
Telefônica Brasil, S.A. Wireline telephony operator	Brazil	BRL	63,571	75.29%	Telefónica Latinoamérica Holding, S.L.U. (36.85%) Telefónica, S.A. (38.39%) Telefónica Chile, S.A. (0.06%)
Terra Networks Brasil, Ltda. ISP and portal	Brazil	BRL	159	75.29%	Telefônica Brasil, S.A.
Telefônica Infraestructura e Segurança Ltda. Servicios y sistemas de seguridad	Brazil	BRL	309	75.29%	Terra Networks Brasil, Ltda.
Vivo ventures fundo de investimento em participacoes multiestrategia. Investment funds	Brazil	BRL	100	75.78%	Telefônica Brasil, S.A. (73.78%) Telefonica Open Innovation S.L.U. (2.00%)
Vale Saúde, Administradora de Cartões Ltda. Provision of health services	Brazil	BRL	7	75.29%	POP Internet Ltda.
Telefónica Hispam
Telefónica Hispanoamérica, S.A.U. Sociedad holding	Spain	EUR	97	100%	Telefónica, S.A.
TLH Holdco, S.L.U. Sociedad holding	Spain	EUR	87	100%	Telefónica, S.A.
Telefónica Venezolana, C.A. Wireless communications operator	Venezuela	VED	1,375	100%	Telefónica Hispanoamérica, S.A.U. (97.13%) Comtel Comunicaciones Telefónicas, S.A. (2.87%)
Colombia Telecomunicaciones S.A. ESP BIC Communications services operator	Colombia	COP	3,410	67.50%	Telefónica Hispanoamérica, S.A.U.
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator	Colombia	COP	3,330	67.50%	Colombia Telecomunicaciones S.A. ESP BIC
Pegaso Pcs S.A. de C.V. Communications services operator	Mexico	MXN	2,041	100%	Telefónica Hispanoamérica, S.A. (99.98%) Celular de Telefonía S.A. de CV. (0.02%)
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services	Mexico	MXN	305	100%	Telefónica Hispanoamérica, S.A.U.
Fisatel México, S.A. de C.V. SOFOM E.N.R. Integrated cash mangement, consulting and financial support for Group companies	Mexico	MXN	3,505	100%	Telefónica Hispanoamérica, S.A.U. (99.99%) Pegaso Pcs S.A. de CV. (0.01%)
Otecel, S.A. Wireless communications services provider	Ecuador	USD	183	100%	Telefónica Hispanoamérica, S.A.U.
Telefónica de Argentina, S.A. Telecommunications service provider	Argentina	ARS	679,830	100%	Telefónica Móviles Argentina, S.A. (79.06%) TLH Holdco, S.L.U. (20.94%)
Telefónica Móviles Argentina, S.A. Telecommunications service provider	Argentina	ARS	84,706	100%	TLH Holdco, S.L.U.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica Hispam (cont.)
Telefónica Móviles Chile, S.A. Wireless communications services operator	Chile	CLP	1,631,069	100%	Inversiones Telefónica Internacional Holding SpA. (99.14%) Telefónica Hispanoamérica, S.A.U. (0.86%)
Telefónica Chile, S.A. Local and international long distance telephony services provider	Chile	CLP	874,772	99.39%	Telefónica Móviles Chile, S.A.
Telefónica Chile Holdings, S.L.U. Holding Company	Chile	CLP	—	100%	Telefónica Hispanoamérica, S.A.U.
Telefónica del Perú, S.A.A. Local, domestic and international long distance telephone service provider	Peru	PEN	2,638	99.15%	Telefónica Hispanoamérica, S.A.U.
Media Networks Latin America, S.A.C Telecommunications research activities and proyects	Peru	PEN	158	100%	Telefónica Latinoamérica Holding, S.L.U.
Telefónica Móviles del Uruguay, S.A. Wireless communications and services operator	Uruguay	UYU	1,107	100%	Telefónica Hispanoamérica, S.A.U.
Other companies
Telefónica Infra, S.L.U. Sociedad holding	Spain	EUR	12	100%	Telefónica , S.A.
Telefónica Infra Germany GmbH Broadband telecommunications operator	Germany	EUR	—	100%	Telefónica Infra, S.L.U.
Telefónica O2 Holdings Ltd. Holding company	United Kingdom	GBP	9	100%	Telefónica, S.A. (99.99%) Telefónica Capital S.A. (0.01%)
MmO2 Ltd. Holding company	United Kingdom	GBP	—	100%	Telefónica O2 Holding Ltd.
O2 International Holdings Ltd. Holding company	United Kingdom	GBP	—	100%	O2 (Europe) Ltd.
Telefónica Germany Holdings Ltd. Holding company	United Kingdom	EUR	3,463	100%	O2 (Europe) Ltd.
O2 (Europe) Ltd. Holding company	United Kingdom	EUR	6,895	100%	Telefónica, S.A.
Telefónica International Holding, B.V Holding company	Netherlands	EUR	—	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Latinoamérica Holding, S.L.U. Sociedad holding	Spain	EUR	291	100%	Telefónica, S.A.
Telefónica Global Solutions, S.L.U. International service provider	Spain	EUR	1	100%	Telefónica, S.A
Telefonica Global Solutions USA, Inc. Provision of telecommunications services	USA	USD	202	100%	Telefónica Global Solutions, S.L.U.
Telefónica Global Solutions Germany GmbH. International service provider	Germany	EUR	—	100%	Telefónica Global Solutions, S.L.U.
Telefónica Global Solutions México, S.A. de C.V. Carrying out research activities and projects in the field of telecommunications	Mexico	MXN	38	100%	Telefónica Global Solutions, S.L.U.
Telefónica Innovación Digital, S.L.U. Desarrollo de actividades y servicios en el área de telecomunicaciones. Sociedad de cartera	Spain	EUR	28	100%	Telefónica, S.A
Telefónica Digital Ltd. Developer Telco Services	United Kingdom	GBP	45	100%	Telefónica Innovación Digital, S.L.U.
Telefonica Open Innovation S.L.U. Talent identification and development in ICT.	Spain	EUR	2	100%	Telefónica Innovación Digital, S.L.U.
Wayra Chile Tecnología e Innovación SpA Technological innovation based business project development	Chile	CLP	29,899	100%	Telefonica Open Innovation S.L.U.
Wayra Brasil Desenvolvedora e Apoiadora de Projetos Ltda Technological innovation based business project development	Brazil	BRL	52	100%	Telefonica Open Innovation S.L.U. (99.99%) Telefónica Innovación Digital, S.L.U. (0.01%)

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other companies (cont.)
WY Telecom, S.A. de C.V. Talent identification and development in ICT	Mexico	MXN	134	100%	Telefonica Open Innovation S.L.U. (99.99%) Telefónica Innovación Digital, S.L.U. (0.01%)
Wayra Argentina, S.A. Talent identification and development in ICT	Argentina	ARS	3,500	100%	Telefonica Open Innovation S.L.U. (95%) Telefónica, S.A. (5%)
Wayra Colombia, S.A.S. Technological innovation based business project development	Colombia	COP	2,304	100%	Telefonica Open Innovation S.L.U.
Proyecto Wayra, C.A. Commercial, industrial and mercantile activities	Venezuela	VED	9	100%	Telefónica Venezolana, C.A.
Wayra Perú Aceleradora de Proyectos, S.A.C. Technological innovation based business project development	Peru	PEN	28	100%	Telefonica Open Innovation S.L.U.
Wayra UK Ltd. Technological innovation based business project development	United Kingdom	GBP	—	100%	Telefonica Open Innovation S.L.U.
Terra Networks Perú, S.A. ISP and portal	Peru	PEN	10	100%	Telefónica Latinoamérica Holding, S.L.
Terra Networks Argentina, S.A. ISP and portal	Argentina	ARS	132	100%	Telefónica Latinoamérica Holding, S.L. (99.99%) Telefónica International Holding, B.V. (0.01%)
Telfisa Global, B.V. Integrated cash management, consulting and financial support for Group companies	Netherlands	EUR	—	100%	Telefónica, S.A.
Telefónica Global Activities Holding, B.V. Holding Company	Netherlands	EUR	—	100%	Telfisa Global, B.V.
Telefónica Global Services, GmbH Purchasing services	Germany	EUR	—	100%	Group 3G UMTS Holding, GmbH
Telefónica Global Roaming, GmbH Optimization of network traffic	Germany	EUR	—	100%	Telefónica Global Services, GmbH
Group 3G UMTS Holding GmbH Holding Company	Germany	EUR	250	100%	Telefónica Global Activities Holdings, B.V
Telefónica Compras Electrónicas, S.L.U. Development and provision of information Society services	Spain	EUR	—	100%	Telefónica Global Services, GmbH
Telefonica Iot & Big Data Tech S.A.U. Provision of telemarketing services	Spain	EUR	1	100%	Telefónica Tech S.L.U.
Geprom Software Engineering S.L.U. Technical engineering services and other consultancy activities	Spain	EUR	—	100%	Telefonica Iot & Big Data Tech S.A.U.
Geprom Software Engineering S.A. de C.V. Technical engineering services and other consultancy activities	Mexico	MXN	—	100%	Geprom Software Engineering S.L.U.
TIS Hispanoamérica, S.L.U. Security services and systems	Spain	EUR	—	100%	Telefónica, S.A.
Telefónica Capital, S.A.U. Finance company	Spain	EUR	7	100%	Telefónica, S.A.
Lotca Servicios Integrales, S.L.U. Aircraft ownership and operation	Spain	EUR	17	100%	Telefónica, S.A.
Fonditel Pensiones, Entidad Gestora de Fondos de Pensiones, S.A Administration of pension funds	Spain	EUR	16	70%	Telefónica Capital, S.A.U.
Fonditel Gestión, Soc. Gestora de Instituciones de Inversión Colectiva, S.A.U. Administration and representation of collective investment schemes	Spain	EUR	2	100%	Telefónica Capital, S.A.U.
Telefónica Luxembourg Holding, S.à.r.L. Holding company	Luxembourg	EUR	3	100%	Telefónica, S.A.
Nova Casiopea RE S.A. Reinsurance	Luxembourg	EUR	15	100%	Telefónica Luxembourg Holding, S.à.r.L.
Telefónica Seguros y Reaseguros Compañía Aseguradora, S.A.U. Conducting direct insurance business	Spain	EUR	24	100%	Telefónica Luxembourg Holding, S.à.r.L.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other companies (cont.)
Telefónica Finanzas, S.A.U. Integrated cash management, consulting and financial support for Group companies	Spain	EUR	3	100%	Telefónica, S.A.
Telefónica Correduría de Seguros y Reaseguros Compañía de Mediación, S.A. Distribution, promotion or preparation of insurance contracts	Spain	EUR	—	100%	Telefónica Finanzas, S.A.U. (TELFISA) (83.33%) Telefónica, S.A. (16.67%)
Telefónica Europe, B.V. Fund raising in capital markets	Netherlands	EUR	—	100%	Telefónica, S.A.
Telefónica Participaciones, S.A.U. Financial debt instrument issuer	Spain	EUR	—	100%	Telefónica, S.A.
Telefónica Emisiones, S.A.U. Financial debt instrument issuer	Spain	EUR	—	100%	Telefónica, S.A.
Aliança Atlântica Holding B.V. Holding company	Netherlands	EUR	40	87.65%	Telefónica, S.A. (50%) Telefônica Brasil, S.A. (37.65%)
Telefónica Serviços Empresariais do BRASIL, Ltda. Management and administrative services rendered	Brazil	BRL	63	100%	Telefónica Servicios Globales, S.L.U.
Telefónica Gestión Integral de Edificios y Servicios S.L.U. Management and administrative services rendered	Spain	EUR	—	100%	Telefónica Servicios Globales, S.L.U.
O2 Worldwide Limited Wireless telecommunications activities	United Kingdom	GBP	—	100%	Telefónica, S.A.
Telefónica Servicios Globales, S.L.U. Holding company	Spain	EUR	1	100%	Telefónica, S.A.
Telefónica Holding Atticus, B.V. Holding company	Netherlands	EUR	—	100%	Telefónica Latinoamérica Holding, S.L.U.
Telefónica Soluciones de Criptografía, S.A.U. Engineering, research and development	Spain	EUR	1	100%	Telefónica, S.A.
Cryptography & Security Systems S.L.U. Software programming activities	Spain	EUR	—	100%	Telefónica Soluciones de Criptografía, S.A.U.
Telefónica Centroamérica Inversiones ,S.L. Communications services provider	Spain	EUR	1	60%	Telefónica, S.A.
Telefónica Tech S.L.U. Holding company	Spain	EUR	67	100%	Telefónica, S.A.
Telefónica Cybersecurity & Cloud Tech S.L.U. Cybersecurity, electronic information security and IT consultancy	Spain	EUR	34	100%	Telefónica Tech S.L.U.
Telefónica Cybersecurity & Cloud Tech Chile SpA. Cybersecurity, electronic information security and IT consulting	Chile	CLP	20,540	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
Telefónica Tech Inc. Cybersecurity, electronic information security and IT consulting	USA	USD	7	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
Audertis Audit Services S.L.U. Provision of audit services in the areas of security, privacy and data protection	Spain	EUR	—	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
Govertis Advisory Services S.L.U. Cybersecurity, electronic information security and IT consulting	Spain	EUR	—	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
Telefónica Cybersecurity & Cloud Tech Colombia SAS Cybersecurity, electronic information security and IT consulting	Colombia	COP	406	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
Telefonica Cybersecurity Tech Mexico, S.A de C.V. Cybersecurity, electronic information security and IT consulting	Mexico	MXN	48	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
Telefônica Cibersegurança e Tecnología do Brasil Ltda Cybersecurity, electronic information security and IT consulting	Brazil	BRL	26	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
Telefónica Cybersecurity & Cloud Tech Perú S.A.C Cybersecurity, electronic information security and IT consulting	Peru	PEN	30	100%	Telefónica Tech S.L.U.
Telefonica Cybersecurity Tech Ecuador Tctech S.A. Cybersecurity, electronic information security and IT consulting	Ecuador	USD	—	100%	Otecel, S.A. (99%) Telefónica Global Solutions Ecuador TGSE, S.A. (1%)

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other companies (cont.)
Telefónica Cybersecurity & Cloud Tech Deutschland GmbH Cybersecurity, electronic information security and IT consulting	Germany	EUR	—	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
Acens Technologies, S.L.U. Holding housing and telecommunications solutions Service provider	Spain	EUR	2	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
Altostratus Solutions, S.L.U. Provision of IT services	Spain	EUR	—	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
Telefónica Tech UK & Ireland, Limited Holding company	United Kingdom	GBP	14	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
Telefónica Tech UK Holdings Limited Holding company	United Kingdom	GBP	—	100%	Telefónica Tech UK & Ireland, Limited
Telefónica Tech UK TOG Limited Headquarters activities	United Kingdom	GBP	—	100%	Telefónica Tech UK Holdings Limited
Telefónica Tech UK Managed Services Limited Information technology, management and IT services consultancy	United Kingdom	GBP	—	100%	Telefónica Tech UK TOG Limited
Telefónica Tech UK Limited Information technology, management and IT services consultancy	United Kingdom	GBP	—	100%	Telefónica Tech UK TOG Limited
Telefónica Tech Northern Ireland Holdings Limited Other computer service activities	United Kingdom	GBP	—	100%	Telefónica Tech UK & Ireland, Limited
Telefónica Tech Communication & Collaboration Limited Other computer service activities	United Kingdom	GBP	—	100%	Telefónica Tech Northern Ireland Holdings Limited
Telefónica Tech Northern Ireland Limited Other computer service activities	United Kingdom	GBP	—	100%	Telefónica Tech Northern Ireland Holdings Limited
Telefónica Tech Ireland Limited Provision of IT services	Ireland	EUR	—	100%	Telefónica Tech Northern Ireland Holdings Limited
Telefónica Tech Ocean Limited Holding company	United Kingdom	GBP	—	100%	Telefónica Tech UK & Ireland, Limited.
Perpetual Topco Limited Holding company	United Kingdom	GBP	4	100%	Telefónica Tech UK & Ireland Limited
Perpetual Midco Limited Holding company	United Kingdom	GBP	4	100%	Perpetual Topco Limited
Perpetual Bidco Limited Holding company	United Kingdom	GBP	3	100%	Perpetual Midco Limited
Incremental Group Holdings Limited Holding company	United Kingdom	GBP	1	100%	Perpetual Bidco Limited
Redspire Limited Software development and information technology consultancy activities	United Kingdom	GBP	—	100%	Incremental Group Holdings Limited
Incremental Group Limited Information technology consultancy activities and other services activities	United Kingdom	GBP	—	100%	Incremental Group Holdings Limited
Adatis Group Limited Holding company	United Kingdom	GBP	—	100%	Incremental Group Holdings Limited
Adatis Consulting Limited Information technology consultancy activities	United Kingdom	GBP	—	100%	Adatis Group Limited
Adatis BG LTD Information technology consultancy activities	Bulgaria	BGN	—	100%	Adatis Consulting Limited
Adatis India Private Limited Information technology consultancy activities	India	INR	—	100%	Adatis Group Limited (99%) Adatis Consulting Limited (1%)
Adatis Managed Services Limited Information technology consultancy activities	United Kingdom	GBP	—	100%	Adatis Group Limited
BE-terna Acceleration Holding GmbH Holding company and provision of marketing, consultancy, implementation and commercialisation services for software and information technology	Germany	EUR	—	100%	Telefónica Cybersecurity & Cloud Tech S.L.U.
BE-terna Acceleration GmbH Holding company	Germany	EUR	—	100%	BE-terna Accelera Holding GmbH

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other companies (cont.)
BE-terna Enhancement GmbH Holding company	Germany	EUR	—	100%	BE-terna Acceleration GmbH
BE-terna Germany GmbH Holding company	Germany	EUR	—	100%	BE-terna Enhancement GmbH
BE-terna AB (Sweden) Technology services	Sweden	SEK	—	100%	BE-terna Enhancement GmbH
BE-terna Automation AG Technology services	Switzerland	CHF	—	100%	BE-terna Enhancement GmbH
BE-terna ApS Computer programming activities	Denmark	DKK	—	100%	BE-terna Enhancement GmbH
BE-terna B.V. (Netherlands) Technology services	Netherlands	EUR	—	100%	BE-terna ApS (Denmark)
BE-terna GmbH (Leipzig) Software production, electronic data processing, consultancy, services and project management	Germany	EUR	—	100%	BE-terna Germany GmbH
BE-terna Austria GmbH Holding company	Austria	EUR	—	100%	BE-terna Enhancement GmbH
BE-terna GmbH (Innsbruck) Services in automatic data processing and information technology	Austria	EUR	—	100%	BE-terna Austria GmbH
Pipol A/S Conduct business with international implementation of business-oriented software solutions	Denmark	DKK	1	100%	BE-terna Enhancement GmbH
BE-terna A/S (Norway) Computer programming activities	Norway	NOK	—	100%	BE-terna Enhancement GmbH
BE-terna Business Solutions GmbH Software development and consulting, distribution of corresponding products, systems and processes	Germany	EUR	—	100%	BE-terna GmbH (Innsbruck)
BE-terna Industry Solutions GmbH Sales, implementation and maintenance of international ERP products	Germany	EUR	—	100%	BE-terna GmbH (Innsbruck)
BE-terna AG (Switzerland) Service provision, analysis and optimisation of business processes, selection of business software and implementation of ERP solutions	Switzerland	CHF	—	100%	BE-terna GmbH (Innsbruck)
BE-terna SRL Services in automatic data processing and information technology	Italy	EUR	—	100%	BE-terna GmbH (Innsbruck)
BE-terna Adriatic d.o.o Holding company	Slovenia	EUR	—	100%	BE-terna Austria GmbH
BE-terna d.o.o. (Serbia) Technology services	Serbia	RSD	13	100%	BE-terna Adriatic d.o.o
BE-terna d.o.o (Slovenia) Technology services	Slovenia	EUR	—	100%	BE-terna Adriatic d.o.o
BE-terna d.o.o (Croatia) Technology services	Croatia	EUR	2	100%	BE-terna Adriatic d.o.o
Telxius Telecom, S.A. Telecommunications service provider	Spain	EUR	260	70%	Telefónica, S.A.
Telxius Cable América, S.A. Provision of high bandwidth communications services	Uruguay	USD	291	70%	Telxius Telecom, S.A.
Telxius Cable España, S.L.U. Establishment and operation of any kind of communications infrastructure and/or network	Spain	EUR	5	70%	Telxius Telecom, S.A.
Telxius Cable República Dominicana, S.A.S. Telecommunications service provider	Republica Dominicana	USD	6	70%	Telxius Cable América, S.A. (69.30%) Telxius Cable España, S.L.U. (0.70%)
Telxius Cable Argentina, S.A. Operation and deployment of telecommunications infraestructure	Argentina	USD	78	70%	Telxius Cable América, S.A. (66.50%) Telxius Cable España, S.L.U. (3.50%)
Telxius Cable Panamá, S.A. Installation and operation of telecommunications networks for wholesalers	Panama	USD	10	70%	Telxius Cable América, S.A.
Telxius Cable Puerto Rico, Inc. High capacity optical fibre network communications services	Puerto Rico	USD	14	70%	Telxius Cable América, S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other companies (cont.)
Telxius Cable USA, Inc. High bandwidth communications services	USA	USD	58	70%	Telxius Telecom, S.A.
Telxius Cable Ecuador, S.A. Sale of usage of data transmission capacity via an underwater optical fibre network	Ecuador	USD	5	70%	Telxius Cable América, S.A.
Telxius Cable Chile, S.A. Involvement in businesses related to public or private telecommunications services	Chile	USD	26	70%	Telxius Cable América, S.A.
Telxius Cable Guatemala, S.A. Installation and operation of telecommunications networks for wholesalers	Guatemala	USD	20	70%	Telxius Cable América, S.A.
Telxius Cable Perú, S.A.C. Involvement in the operation and deployment of international telecommunications services via underwater cables and others means	Peru	USD	20	70%	Telxius Cable América, S.A.
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system	Colombia	USD	4	70%	Telxius Cable América, S.A. (66.49%) Telxius Cable Chile, S.A. (1.17%) Telxius Cable Perú, S.A.C. (1.17%) Telxius Cable Guatemala, S.A. (1.16%) Telxius Cable Argentina, S.A. (0.01%)
Telxius Cable Brasil Participaçoes, Ltda. Holding company	Brazil	USD	62	70%	Telxius Cable América, S.A.
Telxius Cable Brasil, Ltda. Operation and deployment of telecommunications infrastructures	Brazil	USD	74	70%	Telxius Cable Brasil Participaçoes, Ltda.
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network	Bolivia	USD	2	70%	Telxius Cable América, S.A. (68.60%) Telxius Cable España, S.L.U. (0.7%) Telxius Cable Argentina, S.A. (0.7%)
Telxius México, S.R.L. DE C.V Establishment and operation of any kind of communications infrastructure and/or network	Mexico	USD	—	70%	Telxius Cable América, S.A. (69.99%) Telxius Cable España, S.L.U. (0.01%)
Telefónica Local Services GmbH Holding company	Germany	EUR	—	100%	Telefónica, S.A.
Companies accounted for using the equity method
VMED O2 UK Limited Integrated provider of fixed and mobile services	United Kingdom	GBP	—	50%	Telefónica O2 Holdings Limited
FiBrasil Infraestrutura e Fibra Ótica S.A. Fibre wholesale supplier	Brazil	BRL	189	43.82%	Telefônica Brasil, S.A. (18.82%) Telefónica Infra S.L. (25%)
VivaE Educação Digital S.A. Training for professional and management development	Brazil	BRL	26	37.65%	Telefônica Brasil, S.A.
HoldCo InfraCo SpA Investment in money and/or securities	Chile	CLP	135,534	39.76%	Telefónica Chile, S.A.
Infraco SpA. Operation of physical fibre optic infrastructure	Chile	CLP	246,002	39.76%	HoldCo InfraCo SpA
Telefónica Factoring España, S.A. Factoring services provider	Spain	EUR	5	50%	Telefónica, S.A.
Telefónica Factoring Do Brasil, Ltda. Factoring services provider	Brazil	BRL	5	50%	Telefónica, S.A. (40%) Telefónica Factoring España, S.A. (10%)
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider	Mexico	MXN	34	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50%)
Telefónica Factoring Perú, S.A.C. Factoring services provider	Peru	PEN	6	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50%)

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Companies accounted for using the equity method (cont.)
Telefónica Factoring Colombia, S.A. Factoring services provider	Colombia	COP	4,000	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50%)
Telefónica Factoring Chile, SpA. Factoring services provider	Chile	CLP	547	50%	Telefónica Factoring España, S.A.
Mobile Financial Services Holding SPRL Financial services	Belgium	USD	198	50%	Telefónica Internacional Holding, B.V (26.28%) Telefónica Holding Atticus, B.V (23.72%)
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution	Spain	EUR	5	50%	Telefónica, S.A.
Movistar Consumer Finance Colombia SAS. Specialised credit institution	Colombia	COP	6,000	50%	Telefónica Innovación Digital, S.L.U.
Alamo Holdco S.L. Holding company	Spain	EUR	—	27%	Colombia Telecomunicaciones S.A. ESP BIC
ONNET Fibra Colombia S.A.S. Fibre wholesale supplier	Colombia	COP	56,307	27%	Alamo Holdco S.L.
Internet para todos S.A.C Telecommunications service provider	Peru	PEN	364	54.21%	Telefónica del Perú, S.A.A.
Movistar Prosegur Alarmas, S.L. Private security services	Spain	EUR	—	50%	Telefónica España Filiales, S.A.U.
Prosegur Soluciones S.A.U. Private security services	Spain	EUR	—	50%	Movistar Prosegur Alarmas, S.L.
Buendía Estudios, S.L. Service provision related to film and video production activities	Spain	EUR	—	50%	Telefónica Audiovisual Digital, S.L.U.
Buendía Estudios Uno, S.L.U. Service provision related to film and video production activities	Spain	EUR	—	50%	Buendía Estudios, S.L.
Buendía Estudios Dos, S.L.U. Service provision related to film and video production activities	Spain	EUR	—	50%	Buendía Estudios, S.L.
Buendía Estudios Canarias, S.L.U Service provision related to film and video production activities	Spain	EUR	—	50%	Buendía Estudios, S.L.
Buendía Estudios Bizkaia, S.L.U. Service provision related to film and video production activities	Spain	EUR	—	50%	Buendía Estudios, S.L.
Solar360 de Repsol y Movistar S.L. Development and marketing of photovoltaic self-consumption products and/or services	Spain	EUR	—	50%	Telefónica de España, S.A.U.
UGG TopCo/HoldCo General Partner GmbH. Holding company	Germany	EUR	—	48.24%	Telefónica Infra Germany GmbH. (40%) Telefónica Germany 1. Beteiligungsgesellschaft mbH. (8.24%)
UGG TopCo GmbH & Co KG Holding company	Germany	EUR	—	48.24%	Telefónica Infra Germany GmbH. (40%) Telefónica Germany 1. Beteiligungsgesellschaft mbH. (8.24%)
UGG HoldCo GmbH& Co KG Holding company	Germany	EUR	—	48.24%	UGG TopCo GmbH & Co KG
UGG General Partner GmbH Holding company	Germany	EUR	—	48.24%	UGG HoldCo GmbH& Co KG
Unsere Grüne Glasfaser GmbH & Co KG Broadband telecommunications operator	Germany	EUR	—	48.24%	UGG HoldCo GmbH& Co KG
Daytona Midco S.L. Securities transactions	Spain	EUR	—	20%	Telefónica Infra, S.L.U.
Digital Data Centre BidCo, SLU. Management and administration of equity securities	Spain	EUR	4	20%	Daytona Midco S.L.
Telefónica Renting, S.A. Purchase, sale and leasing of all kinds of movable property and provision of services ancillary to the leasing thereof	Spain	EUR	—	50%	Telefónica, S.A.
Opal Holdco Limited Holding company	United Kingdom	GBP	—	50%	Telefónica Infra, S.L.U.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Companies accounted for using the equity method (cont.)
Opal Jvco Limited Holding company	United Kingdom	GBP	—	25%	Opal Holdco Limited
Utiq, S.A. Technology solutions for digital advertising	Belgium	EUR	14	25%	Telefónica Innovación Digital, S.L.U.
Main changes in the scope of consolidation for the year 2023
Acquisition of new companies

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Telefónica Brazil
Vale Saúde, Administradora de Cartões Ltda. Provision of health services	Brazil	03/31/2023	75.13%
Other companies
Telxius Telecom, S.A. Telecommunications service provider	Spain	01/31/2023	40%
Cryptography & Security Systems S.L.U. Software programming activities	Spain	01/31/2023	100%
Telefónica Local Services GmbH Holding company	Germany	10/31/2023	100%
Incorporation of companies

Companies/Segment/Subsidiaries	Country	Date of incorporation	% Acquisition
Other companies
BE-terna SRL Services in automatic data processing and information technology	Italy	04/30/2023	100%
Telxius México, S.R.L. DE C.V Establishment and operation of any kind of communications infrastructure and/or network	Mexico	11/30/2023	70%
Companies accounted for using the equity method
Utiq, S.A. Technology solutions for digital advertising	Belgium	03/31/2023	25%
Merged companies

Companies/Segment/Subsidiaries	Country	Date	Surviving company
Telefónica Brazil
Garliava RJ Infraestrutura e Redes de Telecomunicacoes S.A. Wireline telephony operator	Brazil	02/28/2023	Telefônica Brasil, S.A.
Vita IT Comércio e Serviços de Soluções em TI Ltda. Technical support, maintenance and other IT services	Brazil	11/30/2023	Telefônica Infraestructura e Segurança Ltda.
Other companies
Pontel Participaciones, S.L. Holding company	Spain	03/31/2023	Telxius Telecom, S.A.
Tempotel, Empresa de Trabajo Temporal, S.A.U. Temporary employment agency	Spain	10/31/2023	Telefónica Gestión Integral de Edificios y Servicios S.L.U.
Telefónica Investigación y Desarrollo, S.A.U. Telecommunications research activities and projects	Spain	10/31/2023	Telefónica Innovación Digital, S.L.U.
Companies accounted for using the equity method
Buendía Producción, S.L. Service provision related to film and video production activities	Spain	10/31/2023	Buendía Estudios, S.L.
Divestment companies

Companies/Segment/Subsidiaries	Country	Deconsolidation date	% Sold
Other companies
Pontel Participaciones, S.L. Holding company	Spain	01/31/2023	13.35%
Companies accounted for using the equity method
The Smart Steps Data Technology Company Big data services in China	China	05/31/2023	33.75%
Cornerstone Telecommunications Infrastructure Limited Mobile phone towers	United Kingdom	11/30/2023	8.33%
Liquidated companies

Companies/Segment/Subsidiaries	Country	Deconsolidation date	% Shareholding
Other companies
Kumo Analytics Limited Information technology consultancy activities	United Kingdom	01/31/2023	100%
iHackLabs Ltd. Cybersecurity, electronic information security and IT consulting	United Kingdom	09/30/2023	100%
O2 (Netherlands ) Holdings BV. Holding company	Netherlands	11/30/2023	100%
Telfin Ireland DAC. Intragroup financing	Ireland	11/30/2023	100%
Main changes in the scope of consolidation for the year 2022
Acquisition of new companies

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Telefónica Brazil
VivaE Educação Digital S.A. Training for professional and management development	Brazil	02/28/2022	74.79%
Garliava RJ Infraestrutura e Redes de Telecomunicacoes S.A. Wireline telephony operator	Brazil	04/30/2022	74.79%
Vivo ventures fundo de investimento em participacoes multiestrategia. Fondos de inversión	Brazil	04/30/2022	74.79%
Vita IT Comércio e Serviços de Soluções em TI Ltda. Technical support, maintenance and other IT services	Brazil	10/31/2022	74.79%
Other companies
Geprom Software Engineering S.L. Technical engineering services and other consultancy activities	Spain	01/30/2022	100%
Geprom Software Engineering S.A. de C.V. Technical engineering services and other consultancy activities	Mexico	01/30/2022	100%
Perpetual Topco Limited Holding company	United Kingdom	03/31/2022	100%
Perpetual Midco Limited Holding company	United Kingdom	03/31/2022	100%
Perpetual Bidco Limited Holding company	United Kingdom	03/31/2022	100%
Incremental Group Holdings Limited Holding company	United Kingdom	03/31/2022	100%
Redspire Limited Software development and information technology consultancy activities	United Kingdom	03/31/2022	100%
Incremental Group Limited Information technology consultancy activities and other services activities	United Kingdom	03/31/2022	100%
Adatis Group Limited Holding company	United Kingdom	03/31/2022	100%
Adatis Consulting Limited Information technology consultancy activities	United Kingdom	03/31/2022	100%
Adatis BG LTD Information technology consultancy activities	Bulgaria	03/31/2022	100%
Adatis India Private Limited Information technology consultancy activities	India	03/31/2022	100%
Kumo Analytics Limited Information technology consultancy activities	United Kingdom	03/31/2022	100%
Adatis Managed Services Limited Information technology consultancy activities	United Kingdom	03/31/2022	100%
BE-terna Acceleration Holding GmbH Holding company and provision of marketing, consultancy, implementation and commercialisation services for software and information technology	Germany	06/30/2022	100%
BE-terna Acceleration GmbH Holding company	Germany	06/30/2022	100%
BE-terna Enhancement GmbH Holding company	Germany	06/30/2022	100%
BE-terna Germany GmbH Holding company	Germany	06/30/2022	100%
BE-terna AB (Sweden) Technology services	Sweden	06/30/2022	100%
Boydak Automation AG Technology services	Switzerland	06/30/2022	100%
BE-terna ApS (Denmark) Computer programming activities	Denmark	06/30/2022	100%
BE-terna B.V. (Netherlands) Technology services	Netherlands	06/30/2022	100%
BE-terna GmbH (Leipzig) Software production, electronic data processing, consultancy, services and project management	Germany	06/30/2022	100%

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Other companies (cont.)
BE-terna Austria GmbH Holding company	Austria	06/30/2022	100%
BE-terna GmbH (Innsbruck) Services in automatic data processing and information technology	Austria	06/30/2022	100%
Pipol A/S Conduct business with international implementation of business-oriented software solutions	Dinamarca	06/30/2022	100%
BE-terna A/S (Norway) Computer programming activities	Norway	06/30/2022	100%
BE-terna Business Solutions GmbH Software development and consulting, distribution of corresponding products, systems and processes	Germany	06/30/2022	100%
BE-terna Industry Solutions GmbH Sales, implementation and maintenance of international ERP products	Germany	06/30/2022	100%
BE-terna AG (Switzerland) Service provision, analysis and optimisation of business processes, selection of business software and implementation of ERP solutions	Switzerland	06/30/2022	100%
BE-terna Adriatic d.o.o Holding company	Slovenia	06/30/2022	100%
BE-terna d.o.o Belgrade (Serbia) Technology services	Serbia	06/30/2022	100%
BE-terna d.o.o Ljubijana (Slovenia) Technology services	Slovenia	06/30/2022	100%
BE-terna d.o.o Zagreb (Croatia) Technology services	Croatia	06/30/2022	100%
Companies accounted for using the equity method
Alamo Holdco S.L. Holding company	Spain	01/31/2022	27%
ONNET Fibra Colombia S.A.S. Fibre wholesale supplier	Colombia	01/31/2022	27%
Opal Holdco Limited Holding company	United Kingdom	08/31/2022	50%
Opal Jvco Limited Holding company	United Kingdom	08/31/2022	50%
Incorporation of companies

Companies/Segment/Subsidiaries	Country	Date of incorporation	% Acquisition
Telefónica Spain
Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.	Spain	06/30/2022	100%
Solar360 Soluciones de Instalacion y Mantenimiento S.L. Marketing and management in the installation, sale and maintenance of photovoltaic equipment	Spain	06/30/2022	51%
Telefónica Hispam
TLH Holdco, S.L. Holding company	Spain	09/30/2022	100%
Other companies
TIS Hispanoamérica, S.L. Security services and systems	Spain	10/31/2022	100%
Companies accounted for using the equity method
Buendía Estudios Canarias, S.L.U Service provision related to film and video production activities	Spain	01/01/2022	50%
Buendía Estudios Bizkaia, S.L. Service provision related to film and video production activities	Spain	09/30/2022	50%
Solar360 de Repsol y Movistar S.L. Development and marketing of photovoltaic self-consumption products and/or services	Spain	06/30/2022	50%
Telefónica Renting, S.A. Purchase, sale and leasing of all kinds of movable property and provision of services ancillary to the leasing thereof	Spain	07/31/2022	50%
Merged companies

Companies/Segment/Subsidiaries	Country	Date	Surviving company
Telefónica Spain
Compañía Independiente de Televisión, S.L. Provision of all type of audiovisual telecommunications services	Spain	06/30/2022	Telefónica Audiovisual Digital, S.L.U.
Divestment companies

Companies/Segment/Subsidiaries	Country	Deconsolidation date	% Sold
Telefónica Spain
Bluevia Fibra, S.L.U. Operations and exploitation of FTTH network and other connectivity services.	Spain	12/31/2022	45%
Other companies
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services	El Salvador	01/31/2022	59.58%
Companies accounted for using the equity method
VivaE Educação Digital S.A. Training for professional and management development	Brazil	04/30/2022	50%
Opal Jvco Limited Holding company	United Kingdom	12/31/2022	25%
Liquidated companies

Companies/Segment/Subsidiaries	Country	Deconsolidation date	% Shareholding
Other companies
Telefónica Cybersecurity Tech Argentina S.A. Cybersecurity, electronic information security and IT consulting	Argentina	08/31/2022	100%
Sao Paulo Telecomunicaçoes Participaçoes Ltda Holding company	Brazil	10/31/2022	100%